Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Summary of share-based compensation expense

(in thousands) Plan	Shares
Total System Services, Inc. 2017 Omnibus Plan	15,000
Total System Services, Inc. 2012 Omnibus Plan	17,000
Total System Services, Inc. 2007 Omnibus Plan	5,000
Total System Services, Inc. 2002 Long-term Incentive Plan	9,400
Total System Services, Inc. 2000 Long-term Incentive Plan	2,400

Summary of weighted average assumptions, and weighted average fair value of options

	2018	2017	2016
Number of options granted	362,525	550,527	687,685
Weighted average exercise price	$86.91	54.97	47.01
Risk-free interest rate	2.55%	1.78	1.24%
Expected volatility	21.80%	21.72	21.53%
Expected term (years)	4.9	4.6	4.5
Dividend yield	0.63%	0.73	0.86%
Weighted average fair value	$19.44	10.85	8.50

Summary of status and changes for nonvested shares

	2018		2017		2016
(in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	634	$47.19	863	$37.78	1,146	$31.11
Granted	327	89.13	329	55.06	363	46.23
Vested	(336)	46.10	(458)	36.01	(563)	29.95
Forfeited/canceled/adjusted	(85)	54.30	(100)	43.82	(84)	36.79
Outstanding at end of year	540	$72.08	634	$47.19	863	$37.78

Summary of awards authorized and status and changes for performance and market based nonvested shares

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded[1]	Potential Number of Performance-and Market-Based Shares to be Vested[2]	Year Potential Performance-and Market-Based Shares Will Fully Vest[3]
2018	249,380	426,963	2021
2017	319,811	903,364	2020
2016	531,700	687,015	2019

[1]	Shares awarded does not include dividend equivalents.
[2]	Includes dividend equivalents.
[3]	Represents year in which authorized performance and market-based shares will fully vest if they had been granted during 2018, 2017, and 2016, respectively.

A summary of the status of TSYS' performance- and market-based nonvested shares as of December 31, 2018, 2017 and 2016 and changes during those periods are presented below:

	2018		2017		2016
(in thousands, except per share data)	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	805	$45.41	982	$33.43	918	$31.19
Granted	521	93.28	618	52.48	540	45.91
Vested	(569)	40.69	(621)	14.85	(140)	37.91
Forfeited/canceled/adjusted	(112)	59.50	(174)	46.98	(336)	37.70
Outstanding at end of year	645	$67.44	805	$45.41	982	$33.43

[1]	Includes dividend equivalents.

Summary of stock option activity, changes, remaining contractual life and intrinsic value

	2018		2017		2016
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,695	$37.15	2,996	$32.78	2,887	$28.07
Granted	362	86.91	551	54.97	688	47.01
Exercised	(1,020)	30.55	(730)	30.05	(500)	23.43
Forfeited/canceled	(45)	51.72	(122)	52.76	(79)	43.49
Outstanding at end of year	1,992	$49.27	2,695	$37.15	2,996	$32.78
Options exercisable at year-end	1,234	$38.08	1,758	$31.00	1,877	$28.45
Weighted average fair value of options granted during the year		$19.44		$10.85		$8.50

As of December 31, 2018, the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	8.4	6.0
Aggregate intrinsic value (in thousands)	$12,437	53,366

Summary of options exercised for shares of common stock

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2018	1,020	$57,868
2017	730	23,629
2016	500	12,984

Nonvested Share Awards
Share-based Compensation
Summary of shares granted

	2018	2017	2016
Number of shares granted	326,968	329,051	362,804
Market value (in millions)	$29.1	18.1	16.8